METLIFE LOGO

                                             JOHN B. TOWERS
                                             COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

The Travelers Insurance Company
c/o MetLife
501 Boylston Street
Boston, MA 02116-3700


                                            March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      The Travelers Insurance Company
                  The Travelers Separate Account TM for Variable Annuities
                  File No. 811-08477
                  --------------------------------------------------------------
Commissioners:

Annual Reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of The Travelers Separate Account TM for Variable Annuities of The Travelers Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of Capital Appreciation Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-07261.

File No. 811-08477
Page 2

The annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The annual reports for certain series of Dreyfus Variable Investment Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain portfolios of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001033669, File No. 811-08071.

The annual reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000855396, File No. 811-05876.

The annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain series of Salomon Brothers Variable Series Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The annual reports for certain portfolios of Smith Barney Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

File No. 811-08477
Page 3

The annual reports for certain portfolios of Smith Barney Multiple Discipline Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The annual reports for certain portfolios of Travelers Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The annual reports for certain portfolios of Variable Annuity Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001026107, File No. 811-07893.

The annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The annual reports for certain portfolios of Wells Fargo Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001081402, File No. 811-09255.

                                            Sincerely,

                                            /s/ John B. Towers
                                            John B. Towers
                                            Counsel
                                            Metropolitan Life Insurance Company